Investment Strategy - Grayscale Bitcoin Miners ETF	Jul. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	4.)Principal Investment Strategies Change. Under normal circumstances, the Fund generally will invest at least 80% of its net assets (including investment borrowings) in constituents that comprise the New Underlying Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the New Underlying Index. The Fund expects to treat constituents of the New Underlying Index as investments tied economically to AI compute because they are selected pursuant to the Index Provider’s High Performance Computing methodology, which classifies companies based on revenue exposure to the High Performance Computing theme, as described below.
Strategy Narrative [Text Block]
5.)	Description of New Underlying Index. Indxx (the “Index Provider”) compiles, maintains and calculates the New Underlying Index, which is designed to track the performance of U.S. and non-U.S. equity securities of global companies doing business in high-performance computing (“HPC”), artificial intelligence (“AI”) cloud, and accelerated computing infrastructure activities and services, including companies that provide supporting infrastructure for AI and high-performance computing, such as graphics processing unit (“GPU”) cloud services, AI data center hosting, computing infrastructure, accelerated computing platforms and related hardware and software solutions (the “High Performance Computing theme”). The High Performance Computing theme also includes digital infrastructure transition companies, which are companies that historically operated in cryptocurrency mining, blockchain infrastructure or other digital infrastructure markets but have publicly disclosed, implemented or contracted a strategic transition toward AI, HPC, GPU cloud or AI data center operations. The Index Provider determines eligibility for the New Underlying Index based on a proprietary research process and classifications under the Indxx Thematic Industry Classification System. To be eligible for inclusion, a security generally must, among other things: be listed in a country the Index Provider classifies as a developed or emerging market; have a minimum total market capitalization of $50 million; have a six-month average daily trading value of at least $0.5 million; have traded on at least 90% of eligible trading days over the applicable six-month (or, for recent initial public offerings, three-month) lookback period; maintain a minimum free float equivalent to 10% of shares outstanding; and trade at a price below $10,000 per share (a limitation that does not apply to existing constituents of the New Underlying Index). Eligible companies are then classified as “Pure-Play” (companies deriving 50% or more of their revenue from the High Performance Computing theme), “Quasi-Play” (20% to less than 50% of revenue) or “Marginal-Play” (less than 20% of revenue, a category that may also include digital infrastructure transition companies). The New Underlying Index is constructed by selecting the top 30 companies by market capitalization, prioritizing Pure-Play, then Quasi-Play, then Marginal-Play companies, until that number is reached. Securities in the New Underlying Index are weighted based on company-level market capitalization, subject to an 8% cap on any single security (with any excess weight redistributed proportionally among uncapped securities) and a further limit capping the aggregate weight of securities individually weighted above 5% at 45% of the New Underlying Index (with a 4.5% single-security cap then applied to those securities and any excess redistributed proportionally). The New Underlying Index is reconstituted and rebalanced quarterly, with the reconstituted portfolio becoming effective as of the close of the last trading day of each March, June, September and December.

6.)	80% Investment Policy. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of its net assets (including investment borrowings) in constituents that comprise the Fund’s underlying index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Fund’s underlying index (the “80% investment policy”). In connection with the Fund’s name change and underlying index change, on the Effective Date the Fund will apply its 80% investment policy to the New Underlying Index, such that the Fund will invest, under normal circumstances, at least 80% of its net assets (including investment borrowings) in the constituents that comprise the New Underlying Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the New Underlying Index. For purposes of the Fund’s 80% investment policy, the Fund expects to treat constituents of the New Underlying Index as investments tied economically to AI compute because they are selected pursuant to the Index Provider’s High Performance Computing methodology described above. This supplement provides shareholders with at least 60 days’ advance notice of the change to the Fund’s 80% investment policy and the related name change.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy to invest, under normal circumstances, at least 80% of its net assets (including investment borrowings) in constituents that comprise the Fund’s underlying index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Fund’s underlying index (the “80% investment policy”). In connection with the Fund’s name change and underlying index change, on the Effective Date the Fund will apply its 80% investment policy to the New Underlying Index, such that the Fund will invest, under normal circumstances, at least 80% of its net assets (including investment borrowings) in the constituents that comprise the New Underlying Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the New Underlying Index. For purposes of the Fund’s 80% investment policy, the Fund expects to treat constituents of the New Underlying Index as investments tied economically to AI compute because they are selected pursuant to the Index Provider’s High Performance Computing methodology described above. This supplement provides shareholders with at least 60 days’ advance notice of the change to the Fund’s 80% investment policy and the related name change.